Document and Entity Information	Jul. 20, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001493225
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 20, 2026
Entity Registrant Name	NORTHFIELD BANCORP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35791
Entity Tax Identification Number	80-0882592
Entity Address, Address Line One	81 Main Street
Entity Address, City or Town	Woodbridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07095
City Area Code	(301)
Local Phone Number	774-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	NFBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false